UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	December 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 18.0% (11.4% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	$541,435
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 –
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	1,423,974
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	662,771
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	3,032,500
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
1,015	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	1/07 at 100.00	AAA	1,017,893
	Series 1990, 7.200%, 7/01/15 – AMBAC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	AAA	737,673
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
4,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/08 at 101.00	Aaa	4,465,860
	1998, 5.000%, 7/01/21 – AMBAC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AAA	1,450,278
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AAA	859,424
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AAA	644,568
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,234,629
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,169,960
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – MBIA Insured	7/11 at 101.00	AAA	1,064,840
2,875	5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	AAA	3,069,523
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,299,400
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	880,974
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	707,246
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AAA	1,036,680
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/09 at 101.00	AAA	7,440,530
	Mann School, Series 1998, 5.000%, 7/01/28 – MBIA Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,750	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	2,938,650
13,605	5.000%, 1/01/39 – AMBAC Insured (UB)	1/17 at 100.00	AAA	14,538,303
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,195	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	AAA	1,277,634
1,350	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	AAA	1,440,018
8,380	5.000%, 3/01/36 – MBIA Insured (UB)	9/16 at 100.00	AAA	8,938,778

60,650	Total Education and Civic Organizations			64,873,541

	Health Care – 18.1% (11.4% of Total Investments)
740	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	782,720
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/07 at 103.00	AAA	6,182,164
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	6,021,256
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	3,039,840
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,809,574
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	2/08 at 102.00	AAA	6,739,135
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,061,750
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	6,769,504
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 – MBIA
	Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,673,700
3,210	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AAA	3,403,595
4,065	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	4,441,541
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	12,796,852
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	2,155,876
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,999,416
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	3,283,289

61,735	Total Health Care			65,160,212

	Housing/Multifamily – 4.9% (3.1% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,585,748
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,591,069
5,445	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,812,047
3,580	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/07 at 105.00	AAA	3,767,455
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	542,003
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
760	6.100%, 11/01/15 – FSA Insured	5/07 at 101.00	AAA	776,538
3,415	6.125%, 11/01/20 – FSA Insured	5/07 at 101.00	AAA	3,489,857

16,680	Total Housing/Multifamily			17,564,717

	Long-Term Care – 2.4% (1.5% of Total Investments)
2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	2,131,700
	2000B, 6.000%, 8/01/24 – MBIA Insured
6,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	6,364,500
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured

8,000	Total Long-Term Care			8,496,200

	Tax Obligation/General – 15.0% (9.5% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,628,565
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	810,217
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AAA	2,166,880
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, 2006A:
6,055	4.500%, 2/15/47 – MBIA Insured (UB)	2/17 at 100.00	AAA	6,043,556
1,500	5.000%, 2/15/47 – FGIC Insured (UB)	2/17 at 100.00	AAA	1,597,328
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 – FSA	2/07 at 100.00	AAA	45,093
	Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
3,995	5.125%, 8/01/25 – MBIA Insured	8/08 at 101.00	AAA	4,112,133
5,410	5.375%, 8/01/27 – MBIA Insured	8/08 at 101.00	AAA	5,596,861
4,880	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 – MBIA	4/09 at 101.00	AAA	5,014,542
	Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 – FGIC	8/10 at 101.00	AAA	3,154,080
	Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,250	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,489,298
1,650	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,769,180
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 – FGIC	3/15 at 100.00	AAA	3,111,381
	Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	105,747
100	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	105,747
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AAA	1,176,730
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AAA	1,185,254
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AAA	1,200,240
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AAA	1,215,053
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AAA	1,227,782
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AAA	963,682
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – MBIA Insured	No Opt. Call	AAA	838,554
735	5.250%, 10/01/21 – MBIA Insured	No Opt. Call	AAA	840,583
730	5.250%, 10/01/22 – MBIA Insured	No Opt. Call	AAA	838,164
730	5.250%, 10/01/23 – MBIA Insured	No Opt. Call	AAA	840,113
730	5.250%, 10/01/24 – MBIA Insured	No Opt. Call	AAA	842,632
730	5.250%, 10/01/25 – MBIA Insured	No Opt. Call	AAA	845,858
725	5.250%, 10/01/26 – MBIA Insured	No Opt. Call	AAA	843,023
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – MBIA Insured	8/15 at 100.00	AAA	2,349,279

49,982	Total Tax Obligation/General			53,957,555

	Tax Obligation/Limited – 47.1% (29.8% of Total Investments)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 1996B:
45	5.375%, 2/15/26 – MBIA Insured	2/08 at 100.00	AAA	45,793
40	5.375%, 2/15/26 – FSA Insured	2/08 at 100.00	AAA	40,705
35	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	35,795
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AAA	7,570,842
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	3,868,657
	2004-2, 5.000%, 7/01/20 – FGIC Insured
2,250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	2,383,088
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	725,885
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,823,748
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	8,526,269
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,165,984
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,350,761
1,225	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,344,964
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,911,633
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	8,039,175
	5.250%, 11/15/25 – FSA Insured
5,015	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	5,372,018
	5.000%, 11/15/31 – MBIA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	5,007,836
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	2,345,460
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,265,980
5,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	5,443,300
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	2,508,143
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	4,239,176
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series
	2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,291,720
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,627,298
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,623,492
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 – MBIA Insured	10/14 at 100.00	AAA	1,600,020
3,640	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,880,240
1,960	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,086,655
3,170	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,366,128
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,590,750
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 – MBIA Insured	11/11 at 101.00	AAA	3,035,504
1,000	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	1,077,110
7,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	8,072,025
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	3,390,901
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,137,600
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,691,240
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,500	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,659,200
6,000	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	6,333,720
2,000	New York State Environmental Facilities Corporation, Special Obligation Revenue Refunding	4/07 at 100.00	AAA	2,007,180
	Bonds, Riverbank State Park, Series 1996, 5.125%, 4/01/22 – AMBAC Insured
3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,150,988
	4/01/16 – FSA Insured
7,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	7,929,955
	4/01/20 – MBIA Insured
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds, Series
	2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	AAA	924,026
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	AAA	971,548
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	AAA	1,024,705
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	AAA	1,073,383
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	4/14 at 100.00	AAA	1,061,410
	Series 2004, 5.000%, 4/01/22 – MBIA Insured
8,455	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	No Opt. Call	AAA	9,830,036
	Series 2005B, 5.500%, 4/01/20 – AMBAC Insured
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,062,660
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	11,933,942
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	1,072,780
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,891,900
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,598,800
	2002E, 5.500%, 7/01/18 – FSA Insured

157,985	Total Tax Obligation/Limited			170,012,128

	Transportation – 12.0% (7.6% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	AAA	6,563,880
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	2,136,160
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AAA	1,460,463
4,575	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AAA	4,846,755
2,760	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 – AMBAC	1/15 at 100.00	AAA	2,927,090
	Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,650	5.000%, 1/01/30 – FSA Insured	7/15 at 100.00	AAA	1,757,564
5,600	5.000%, 1/01/32 – FSA Insured	7/15 at 100.00	AAA	5,952,632
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,618,050
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	1,781,597
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth	10/07 at 101.00	AAA	7,175,840
	Series 2000, 5.750%, 10/15/26 – MBIA Insured (Alternative Minimum Tax)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	1,836,256
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	4,093,854

40,465	Total Transportation			43,150,141

	U.S. Guaranteed – 23.0% (14.6% of Total Investments) (4)
70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/07 at 102.00	AAA	71,579
	Services Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded 2/15/07) – MBIA Insured
2,095	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	2,259,646
	Facilities, Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) – FGIC Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,612,845
	2003A, 5.000%, 3/15/32 (Pre-refunded 3/15/13) – FGIC Insured
5,795	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	6,237,506
	Facilities, Series 2002A, 5.000%, 5/15/18 (Pre-refunded 5/15/12) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series
	2000A:
1,990	0.000%, 7/01/17 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,765,667
2,235	0.000%, 7/01/18 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,983,048
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,213,739
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,659,195
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	4/07 at 108.93	Baa1 (4)	684,522
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	AAA	742,511
700	5.250%, 10/01/19 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	AAA	737,954
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
5,650	5.125%, 12/01/22 (Pre-refunded 6/01/08) – FSA Insured	6/08 at 101.00	AAA	5,830,348
4,000	5.250%, 12/01/26 (Pre-refunded 6/01/08) – MBIA Insured	6/08 at 101.00	AAA	4,134,520
3,125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,345,469
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,096,610
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,096,610
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/11 at 100.00	AAA	5,015,575
	1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	11,839,409
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,357,440
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	3,540,420
2,330	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B,	3/08 at 101.00	Aaa	2,385,571
	4.750%, 3/01/18 (Pre-refunded 3/01/08) – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 1998A:
10	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	AAA	10,186
50	5.000%, 8/15/27 (Pre-refunded 8/15/07) – MBIA Insured	8/07 at 101.00	AAA	50,929
1,075	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/19 at 100.00	AAA	1,140,263
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/19) – AMBAC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
155	5.125%, 8/01/25 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AAA	160,310
30	5.375%, 8/01/27 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AAA	31,143
120	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29	4/09 at 101.00	AAA	124,970
	(Pre-refunded 4/15/09) – MBIA Insured
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	5,392,800
	4/01/19 (Pre-refunded 4/01/12) – FSA Insured
	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional
	Facilities, Series 2000C:
6,000	5.125%, 1/01/23 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 100.00	AAA	6,339,600
2,000	5.250%, 1/01/30 (Pre-refunded 1/01/11) – FSA Insured	1/11 at 100.00	AAA	2,122,460
	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/17 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/18 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/20 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/21 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/22 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/23 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/24 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/26 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619
525	5.875%, 6/15/28 (Pre-refunded 6/15/10) – FSA Insured	6/10 at 100.00	Aaa	563,619

79,170	Total U.S. Guaranteed			83,055,416

	Utilities – 11.3% (7.1% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,948,880
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,866,720
15,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	6,691,050
3,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	1,278,600
4,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	1,831,725
3,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	1,163,310
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,135,630
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	6,436,289
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	8,271,190
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	6,315,900
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
	New York State Power Authority, General Revenue Bonds, Series 2006A:
970	5.000%, 11/15/18 – FGIC Insured	11/15 at 100.00	AAA	1,050,588
650	5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	AAA	701,974

57,865	Total Utilities			40,691,856

	Water and Sewer – 6.4% (4.0% of Total Investments)
1,245	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,351,547
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,325,891
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 100.00	AAA	5,288,550
	Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 – FGIC Insured
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,295,387
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,553,619
	6/01/28 – MBIA Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	Aaa	1,143,745
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured

22,720	Total Water and Sewer			22,958,739

$ 555,252	Total Investments (cost $538,359,041) – 158.2%			569,920,505

	Floating Rate Obligations – (5.5%)			(19,835,000)

	Other Assets Less Liabilities – 0.9%			3,240,571

	Preferred Shares, at Liquidation Value – (53.6)%			(193,000,000)

	Net Assets Applicable to Common Shares – 100%			$360,326,076

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's
Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140.

At December 31, 2006, the cost of investments was $518,375,214.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2006, were as follows:

Gross unrealized:
Appreciation	$31,805,246
Depreciation	(120,683)

Net unrealized appreciation (depreciation) of investments	$31,684,563

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 1, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 1, 2007

* Print the name and title of each signing officer under his or her signature.